Braskem Idesa borrowings	12 Months Ended
Dec. 31, 2023
Braskem Idesa Borrowings
Braskem Idesa borrowings

17 Braskem Idesa borrowings

Identification	Nota	Maturity	Currency and annual stated interest rate (%)		2023	2022

Bonds
Bond I		nov-2029	Us dollar exchange variation + 7.45	(a)	4,383	4,690
Bond II	(i)	feb-2032	Us dollar exchange variation + 6.99	(a)	5,936	6,353
					10,319	11,043

Others
	(ii)	oct-2023 and nov-2023	Us dollar exchange variation + quarterly Term SOFR + 4.25	(b)	625	735
	1	oct-2023 and nov-2023	Us dollar exchange variation + semianual Term SOFR + 2.94	(c)	766
					1,391	735

Transactions costs					(460)	(460)

Total					11,250	11,318

Current liabilities					739	868
Non-current liabilities					10,511	10,502
Total					11,250	11,370

(a)	Braskem Idesa pledged as collateral property, plant and equipment assets in the same value as the bond.
(b)	Braskem Idesa pledged as collateral property, plant and equipment assets and other rights (such as shares and receivables).
(c)	Terminal Química pledged as collateral property, plant and equipment assets and Braskem has fully, unconditionally and irrevocably, guaranteed the financing.
(i)	Sustainability-linked bonds. The bonds due in 10 years have an interest rate of 6.99% p.a., which may be increased by up to 0.37% p.a. if certain conditions are not met.

(ii)	On June 29, 2023 Braskem Idesa obtained an extension of the waiver related to a leverage ratio (covenant) until March 31, 2024. In this sense, even though Braskem Idesa is not in default and creditors did not request to accelerate this debt, because the waiver did not provide a period of grace ending at least twelve months after the reporting period, the entire balance, in the amount of R$ 502 was classified in current liabilities on December 31, 2023 (2022: R$ 650). On March 28, 2024 Braskem Idesa obtained a new extension of the waiver related to the covenant until March 30, 2025.

Braskem Idesa is in full compliance with its debt service obligation defined in the financing agreement and maintains a cash position equivalent to R$ 1,562 as of December 31, 2023 (2022: R$ 2,184).

The amount of the financings with maturities in the long term are as follows:

	2023	2022

2028	466
2029	4,290	4,338
2032	5,755	6,164
Total	10,511	10,502